Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

(a)Basis of Presentation

The Group’s consolidated financial statements as of December 31, 2022 and 2023 and during the years ended December 31, 2021, 2022 and 2023 are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)Reclassifications

Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net income/(loss), shareholders’ equity, or cash flows as previously reported.

(c)Basis of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly-owned subsidiaries and its VIEs and VIEs’ subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Consolidation through contractual agreements:

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide value-added telecommunication businesses. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in the provisions of value-added telecommunication services. The Group therefore operates its business, primarily through the VIEs and the subsidiaries of the VIEs.

The Company, through its WFOE, entered into a series of contractual arrangements (the “VIE agreements”) with the VIEs and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.

Agreements that provide the Group effective control over the VIEs include:

Power of Attorney:

Pursuant to the power of attorney signed between each of the shareholders of the VIEs and the WFOE, each shareholder irrevocably appointed the WFOE as its attorney-in-fact to exercise on each shareholder’s behalf all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to the voting rights and the right to appoint directors and executive officers of the VIEs). The shareholders cannot revoke the authorization and entrustment as long as the shareholders remain a shareholder of the VIEs. The power of attorney will remain in force as long as the shareholders remain shareholders of the VIEs.

2.Summary of Significant Accounting Policies (continued)

(c)Basis of Consolidation (continued)

Executive Call Option Agreements:

Pursuant to the exclusive call option agreement entered into between each of the shareholders of the VIEs and the WFOE, the shareholders irrevocably granted the WFOE a call option to request the shareholders to transfer or sell any part or all of its equity interests in the VIEs, to the WFOE, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the higher of Renminbi 1 or the minimum price required by PRC law or an amount equal to the registered capital contributed by the relevant shareholder. Without the WFOE’s prior written consent, the VIEs and their shareholders shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, issue any additional equity or right to receive equity, provide any loans, distribute dividends in any form.

Loan Agreements:

Pursuant to the loan agreements entered into between the WFOE and each of the shareholders of two VIEs (including Zongqing Xiangqian and Beijing Zhuiqiu Jizhi Technology Co., Ltd.), the WFOE extended loans to the shareholders of the two VIEs who had contributed the loan principals to the relevant VIEs mainly as registered capital. The shareholders of the two VIEs may repay the loans only by transferring their respective equity interests in the VIEs to WFOE or its designated person(s) pursuant to the exclusive option agreements. These loan agreements will remain effective until the date of full performance by the parties of their respective obligations thereunder.

Equity Interest Pledge Agreements:

Each shareholder of the VIEs has also entered into an equity pledge agreement with the WFOE, pursuant to which each shareholder pledged his/her interest in the WFOE to guarantee the performance of obligations of the WFOE and its shareholders under the exclusive business cooperation agreement, exclusive call option agreement, and power of attorney. If the VIEs or any of the shareholders breach their contractual obligations, the WFOE will be entitled to certain rights and interests regarding the pledged equity interests including the right to dispose the pledged equity interests. None of the shareholders shall, without the prior written consent of the WFOE, assign or transfer to any third party, create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. This agreement is not terminated until all of the agreements under the power of attorney, exclusive call option agreement and the exclusive business cooperation agreement are fully performed.

Exclusive Business Cooperation Agreements:

Pursuant to the exclusive business cooperation agreement entered into by the WFOE and the VIEs, the WFOE provides exclusive technical support and consulting services in return for fees based on 100% of the VIE’s total consolidated profit, which is adjustable at the sole discretion of the WFOE.

Without the WFOE’s consent, the VIEs cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from the WFOE.

Spouse Consent letters:

The spouse of each shareholder of the VIEs has entered into a spouse consent letter to acknowledge that he or she consents to the disposition of the equity interests held by his or her spouse in the VIEs in accordance with the exclusive option agreement, the power of attorney and the equity pledge agreement regarding the VIE structure described above, and any other supplemental agreement(s) may be consented by his or her spouse from time to time. Each such spouse further agrees that he or she will not take any action or raise any claim to interfere with the arrangements contemplated under the above mentioned agreements. In addition, each such spouse further acknowledges that any right or interest in the equity interests held by his or her spouse in the VIEs do not constitute property jointly owned with his or her spouse and each such spouse unconditionally and irrevocably waives any right or interest in such equity interests.

2.Summary of Significant Accounting Policies (continued)

(c)Basis of Consolidation (continued)

These contractual arrangements allow the Company, through its WFOE, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Company has consolidated the VIEs.

The Group believes that the contractual arrangements with the VIEs are in compliance with PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke or refuse to grant or renew the Group’s business and operating licenses;
●	restrict or prohibit related party transactions between the wholly-owned subsidiaries of the Group and the VIEs;
●	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;
●	require the Group to alter, discontinue or restrict its operations;
●	restrict or prohibit the Group’s ability to finance its operations;
●	place restrictions on the Group’s right to collect revenues;
●	shut down the Group’s servers or blocking the Group’s app/websites; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in the deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC laws and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

2.Summary of Significant Accounting Policies (continued)

(c)Basis of Consolidation (continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	391,175	119,319
Restricted cash	517,364	577,121
Short-term investments	—	558,299
Accounts receivable, net of allowance of RMB10,199 and RMB19,140 (US$2,696) as of December 31, 2022 and 2023, respectively	586,373	570,942
Current contract assets	450,085	570,621
Other current assets	232,412	151,491
Total current assets	2,177,409	2,547,793
Non-current assets
Non-current contract assets	103,591	133,318
Intangible assets, net	53,192	174,113
Deferred tax assets	6,166	24,190
Goodwill	3,420	80,751
Other non-current assets	32,720	32,438
Total non-current assets	199,089	444,810
Total assets	2,376,498	2,992,603
LIABILITIES
Current liabilities
Insurance premium payables	516,661	591,953
Accrued expenses and other current liabilities	453,996	490,698
Amount due to related parties	44	—
Current lease liabilities	9,122	10,114
Total current liabilities	979,823	1,092,765
Total non-current liabilities	33,979	76,506
Total liabilities	1,013,802	1,169,271

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating revenue, net	3,193,807	2,623,738	2,331,678
Net (loss)/income	(505,603)	1,210,591	697,935
Net cash (used in)/provided by operating activities	(240,527)	1,285,615	804,351
Net cash (used in)/provided by investing activities	(99,240)	347,543	(681,995)
Net cash used in financing activities	—	—	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and which can only be used to settle the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

2.Summary of Significant Accounting Policies (continued)

(c)Basis of Consolidation (continued)

Mutual Aid Platform:

The Group, as a manager and a fiduciary of the plan, operated a mutual aid platform, which consisted of several mutual aid plans that provided its participants with health protection against different types of illnesses.

The Group did not consolidate the plans as it determined that those plans did not meet the definition of a legal entity. The plans required contributions from its participants which accumulated and served as a reserve pool of protection. Contributions from participants were not recorded in the Group’s consolidated balance sheets as they were maintained in a custodian account, separated from the Group’s own bank accounts and could not be used for any other purposes other than to reimburse the related medical expenses of the participants.

The Company terminated its Waterdrop Mutual Aid business at the end of March 2021.

Medical Crowdfunding Platform

The Group operates a medical crowdfunding platform to provide crowdfunding related services by bringing together those who are seeking help and who are willing to help through social network.

The Group acts as an administrator of the crowdfunding campaigns and is not a party to the gift relationship between the beneficiaries and the donors. The fundraising amount were not recorded in the Group’s consolidated balance sheets as they were maintained in a custodian account, separated from the Group’s own bank accounts and could not be used for any other purposes other than to reimburse the validated medical expenses of the patients.

(d)Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Group’s financial statements are estimates and judgments applied in the revenue recognition, determination of the stand-alone selling price of performance obligations, realization of deferred tax assets, allowance for doubtful account including expected credit losses, valuation of acquired identifiable assets, valuation of redeemable non-controlling interests and valuation of share- based compensation arrangements. Actual results could differ from such estimates.

(e)Comprehensive Income and Foreign Currency Translation

The Group’s operating results are reported in the consolidated statements of comprehensive (loss)/income and consist of two components: net (loss)/profit and other comprehensive income/(loss) (“OCI”). The Group’s OCI is comprised of gains and losses resulting from translating foreign currency financial statements of entities, of which the functional currency is other than the RMB which is the reporting currency of the Group, and unrecognized gains and losses from available for sale investments, net of related income taxes, where applicable. Such subsidiaries’ assets and liabilities are translated into RMB at period-end exchange rates, and revenues and expenses are translated at the average exchange rates prevailing during the period. Adjustments that result from translating amounts from a subsidiary’s functional currency to the RMB (as described above) are reported net of tax, where applicable, in accumulated OCI in the consolidated balance sheets.

2.Summary of Significant Accounting Policies (continued)

(f)Convenience Translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars (“US$” or “USD”) using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ deficit and cash flows from RMB into USD as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999 , representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2023, or at any other rate.

(g)Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which have original maturities less than three months. The Group considers all highly liquid investments with stated maturity dates of three months or less from the date of purchase to be cash equivalents.

(h)Restricted Cash

Restricted cash mostly include premiums received from certain insured collected by the Group in a fiduciary capacity until disbursed to the appropriate insurance companies and amounted to RMB507,164 and RMB561,798 as of December 31, 2022 and 2023. Restricted cash also included guarantee deposits required by China Banking and Insurance Regulatory Commission in order to protect from insurance premium appropriation by the insurance broker and guarantee deposit related to foreign exchange settlement contracts.

(i)Short-term Investments

i.Investment - Debt Securities

Short-term investments mainly include structured deposits, time deposits and other wealth management products. Structured deposits are certain deposits with variable interest rates indexed to performance of underlying assets, which contain an embedded derivatives component. Prior to 2023, the Group bifurcated and subsequently measured at fair value in accordance with ASC 815-Derivatives and Hedging (“ASC 815”), while the host instrument is accounted for as held-to-maturity or available-for-sale. Starting from 2023, the Group elects the fair value option to record wealth management products with variable interest rates and deposits indexed to foreign exchange or gold price with maturities less than one year at fair value in accordance with ASC 825 Financial Instruments. Changes in the fair value is recorded under "Interest income" in the consolidated statements of comprehensive income/ (loss).

Time deposits are deposits with fixed interest rates placed with financial institutions and are restricted as to withdrawal and use before maturity. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. The original maturities of the short-term investments are less than one year. The group considers the carrying value of investments classified as held-to-maturity approximate to their fair value.

Investment products not classified as trading securities or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “accumulated other comprehensive (loss) / income”. Realized gains or losses are recorded under “Interest income” in the consolidated statements of comprehensive income/ (loss) during the period in which the gains or losses are realized.

2.Summary of Significant Accounting Policies (continued)

(i)Short-term Investments (continued)

ii.Investment - Equity Securities

The Group bought and held equity investment in dollar funds principally for the purpose of selling them in the near term. These equity securities are accounted for under the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment. The change in fair value is recorded under “Others, net” in the consolidated statements of comprehensive income/ (loss).

(j)Accounts Receivable and Contract Assets, net

Accounts receivable mainly represent brokerage commission fees and technical service fees receivable from insurance companies. Contract assets are recorded for arrangements when the Group has provided the insurance brokerage services but for which the related payments are not yet due. Contract assets are attributable to the brokerage commission that is contingent upon the future premium payment of the policy holders and retention based bonus.

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses. The Group maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is recorded under “General and administrative expense” in the consolidated statements of comprehensive income/(loss). The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business lines, services offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

(k)Fair Value Measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1—inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2—inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model based valuation techniques that include option pricing models, discounted cash flow models, and similar techniques.

2.Summary of Significant Accounting Policies (continued)

(l)	Financial Instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, available for sale investments, held-to-maturity investments, fair value option investments, accounts receivable, other receivable, insurance premium payables, other current liabilities and amount due from/to related parties. As of December 31, 2022 and 2023, the carrying values of cash and cash equivalents, restricted cash, held-to-maturity investments classified as short-term investments, accounts receivable, other receivable, insurance premium payables, other current liabilities, short-term loans and amount due from/to related parties approximated their fair values due to the short term maturities of those instruments. Available-for-sale investments and fair value option investments are recorded at fair value in the consolidated financial statements. The fair values of the Group's held-to-maturity investments classified as long-term investments are determined based on the discounted cash flow model using the discount curve of market interest rates.

(m)	Property, Equipment and Software, Net

Property, equipment and software are stated at cost. Depreciation is calculated using the straight line method over the following estimated useful lives, taking into account the residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Software	10 years	Nil

(n)	Intangible Assets, Net

Intangible assets with an indefinite useful life represent the insurance brokerage license, insurance adjusting license, insurance agency license, medical institution license and the trademark acquired from the acquisition of Shenzhen Cunzhen Qiushi Technology Co., Ltd. (“Shenlanbao” or “SLB”). Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Intangible assets with finite lives represent purchased trademark and software copyright. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets, which is 10 years. The Group compares the carrying amount of intangible assets with finite lives against the estimated undiscounted future cash flows associated with it. Impairment exists when the estimated undiscounted future cash flows are less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value.

Impairment loss for intangible assets were RMB717, RMB nil and RMB nil for the years ended December 31, 2021, 2022 and 2023, respectively.

2.	Summary of Significant Accounting Policies (continued)
(o)	Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Group’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC Topic 350, Intangibles-Goodwill and Other, the Group may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Group considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Group may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The Group performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit. No impairment loss of goodwill was recorded for the years ended December 31, 2021, 2022 and 2023.

The changes in the carrying amount of goodwill are as follows, with information retrospectively adjusted in accordance with the segment changes as disclosed in Note 12:

	Insurance	Others	Total
	RMB	RMB	RMB
Balances at January 1, 2021	1,248	1,871	3,119
Additions	—	301	301
Balances at December 31, 2021	1,248	2,172	3,420
Additions	—	—	—
Balances at December 31, 2022	1,248	2,172	3,420
Additions	77,331	—	77,331
Balances at December 31, 2023	78,579	2,172	80,751

(p)Business combinations and non-controlling interests

In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

2.	Summary of Significant Accounting Policies (continued)

(p)Business combinations and non-controlling interests (continued)

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 Business Combination (“ASC 805”). The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated statement of comprehensive (loss)/income.

The valuations used in the purchase price allocation were determined by the Group with the assistance of independent third-party valuation firm. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are private companies, the fair value estimates of acquirees are based on significant unobservable inputs (level 3) considered by market participants which mainly include discount rate, projected terminal value based on future cash flow, financial multiple of companies in the same industry and discount for lack of marketability.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Group deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Group’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Group. When the non-controlling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group, the non-controlling interest is classified as mezzanine equity. The redeemable noncontrolling interest is initially recorded at the acquisition date fair value. Subsequently, if it is probable that redeemable noncontrolling interest will become redeemable, they are recorded at the higher of (1) the cumulative amount that would result from applying the measurement guidance in ASC 810-10 (i.e., initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss, OCI or other comprehensive loss, and dividends) or (2) the redemption price. If it is not probable that redeemable noncontrolling interest will become redeemable, they are recorded at the amount based on step (1) and when the redemption becomes probable, the Group recognizes changes in the redemption price immediately.

Net (loss) income attributable to mezzanine equity holders is excluded from the consolidated statements of changes in shareholders’ equity. During the years ended December 31, 2021, 2022 and 2023, net loss attributable to mezzanine equity holders amounted to RMB nil, RMB nil and RMB3,536, respectively.

The following table provides details of the redeemable non-controlling interest activity for the year ended December 31, 2023:

December 31, 2023
RMB
Balance as of January 1, 2023	—
Acquisition of redeemable non-controlling interest	96,296
Net loss attributable to mezzanine equity classified as non-controlling interests	(3,536)
Balance as of December 31, 2023	92,760

2.	Summary of Significant Accounting Policies (continued)
(q)	Asset Acquisition

When the Group acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Group’s financial statements. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

(r)	Long-Term Investments

The Group’s long-term investments consist of equity securities without readily determinable fair value and long-term held-to-maturity investments.

i.	Equity securities without readily determinable fair value

The Group accounts for equity investments that do not have a readily determinable fair value under the measurement alternative prescribed within Accounting Standards Update (“ASU”)2016-01,Recognition and Measurement of Financial Assets and Financial Liabilities, to the extent such investments are not subject to consolidation or the equity method. Under the measurement alternative, these financial instruments are carried at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. In addition, income is recognized when dividends are received only to the extent they are distributed from net accumulated earnings of the investee. Otherwise, such distributions are considered returns of investment and are recorded as a reduction of the cost of the investment.

ii.	Long-term held-to-maturity investments

Long-term held-to-maturity investments are mainly callable fixed rate notes. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. The original maturities of the long-term investments are more than one year.

(s)	Insurance Premium Payables

Insurance premium payables are insurance premiums collected from insurance policyholder on behalf of insurance companies but not yet remitted to the insurance companies as of the balance sheet dates.

(t)	Share-Based Compensation

Equity classified share option awards

Share-based payment transactions with employees (including management), such as restricted share units and share options, are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expenses over the requisite service period of the award using the straight line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date fair value of the options that are vested at that date. The Group elects to recognize forfeitures when they occur.

2.	Summary of Significant Accounting Policies (continued)
(t)	Share-Based Compensation (continued)

Liability-classified share option awards

Awards accounted for under ASC 718-Compensation-Stock Options (“ASC 718”), with a repurchase feature that is probable for the grantor to prevent the grantee from bearing the risks and rewards of ownership for a reasonable period of time from the date the options vested, are required to be classified as liabilities. Upon termination of a grantee’s continuous services within the vesting period, the Group has a right (but not the obligation) to repurchase the vested options at a price no more than the fair value of the awards, which was automatically terminated upon initial public offering. As such, it is probable that the Group would prevent the grantee from bearing the risks and rewards of ownership for a reasonable period of time from the date the options were vested.

Upon an employee’s termination prior to the initial public offering in May 2021, the Group reclassifies any vested awards held by the employees into liability as the repurchase price is below fair value. The Group subsequently measures the liability awards at fair value at each reporting date until the initial public offering, with changes in fair value recognized as compensation expense. The repurchase feature expired upon the initial public offering in May 2021 and the award was reclassified from liability to equity.

(u)	Revenue recognition

Consistent with the criteria of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), revenue represents the amount of consideration the Group is entitled to upon the transfer of promised goods or services in the ordinary course of the Group’s activities. The Group recognizes revenues when performance obligations are satisfied by transferring control of a promised good or service to a customer.

The Group recognizes revenue through the application of a five-step model, which includes: identification of the contract; identification of the performance obligations; determination of the transaction price; allocation of the transaction price to the performance obligations and recognition of revenue as the entity satisfies the performance obligations. At times, the Group may enter into multiple contracts with a customer, and these contracts may be combined and accounted for as a single contract with different performance obligations when they are entered into at or near the same time with the same customer and negotiated as a package with a single commercial objective. The total transaction price is allocated to each performance obligation in an amount based on the estimated relative stand-alone selling prices of the promised goods or services underlying each performance obligation consistent with the guidance in ASC 606. For determination of the stand-alone selling price of performance obligations, in cases the Group sells products or services with observable selling prices, these selling prices are used to determine the relative stand-alone selling prices. In cases the Group sells customized products or services for which observable selling prices do not exist, the Group uses the expected cost plus margin approach to estimate the stand-alone selling price of each performance obligation.

The Group’s revenue is principally comprised of insurance brokerage income, technical service income, crowdfunding service fees, digital clinical trial solution income, management fee income and other revenues. The following is a description of the accounting policy for the principal revenue streams of the Group.

2.	Summary of Significant Accounting Policies (continued)
(u)	Revenue recognition (continued)

Insurance Brokerage Services

The Group provides insurance brokerage services distributing various health and life insurance policies on behalf of insurance companies (its customers). As an agent of the insurance company, the Group sells insurance policies on behalf of the insurance company and earns brokerage commissions determined as a percentage of premiums paid by the policyholder. The Group has identified its promise to sell insurance policies on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and commission revenue is recognized at the point in time when an insurance policy becomes effective. The Group also provides policyholder inquiry (call center) services which is considered administrative in nature that transfers minimal benefit to the customer. Additionally, certain contracts with insurance companies include a promise to provide certain services to the insurance company such as information gathering and payment collection. The Group has concluded that such services are immaterial in the context of the contract. The Group accrues the costs of providing such services when the related revenue is recognized (i.e., when an insurance policy becomes effective).

The term for short-term health insurance policies sold by the Group is typically 12 months, while the term for long-term health and life insurance policies sold by the Group typically ranges from 6 to 30 years. The insurance company pays the Group a commission either upfront or in monthly or annual instalments based on the underlying cash flows of the insurance policy (i.e., payments of the related premiums for the insurance policy purchased). The Group’s contract terms can give rise to variable consideration due to the nature of its commission structure (e.g., policy changes or cancellations).

The Group determines the transaction price of its contracts by estimating commissions that the entity expects to be entitled to over the premium collection term of the policy based on historical experience regarding premium retention and assumptions about future policyholder behaviour and market conditions. Such estimates are ‘constrained’ in accordance with ASC 606, that is, the Group uses the expected value method and only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transactions will not occur.

2.	Summary of Significant Accounting Policies (continued)
(u)	Revenue recognition (continued)

Insurance Brokerage Services (continued)

For certain long-term insurance policies sold, the Group is also entitled to a performance bonus from insurance companies if the retention rate for a certain period exceeds a predetermined percentage, or if its first year premiums exceed a predetermined amount. The Group may also be asked to refund some commission to insurance companies if the retention rate for a certain period falls below a predetermined percentage. As the consideration for the bonus or the refund is contingent on the occurrence (or non-occurrence)of a future event, the bonus or the refund represents variable consideration. Consistent with the policy described above, the Group uses the expected value method to estimate the variable consideration and may constrain the estimate to the extent that it is probable that a significant reversal of revenue in the future will not occur.

Management of Mutual Aid Platform

The Group, as a manager and a fiduciary of the plan, operated a mutual aid platform, which consisted of several mutual aid plans that provided its participants (who are the Group’s customer) with health protection against different types of critical illnesses. The Group charged a management fee calculated as a fixed percentage of each approved payout for the basic mutual plans and charged an annual membership fee for upgraded mutual plan. The Group identified a single performance obligation, a series of distinct services comprising of managing services related to the mutual aid platform. The transaction price represented variable consideration in its entirety. The Group determined that the variable consideration related specifically to the Group’s efforts to perform and transfer payout processing services during the period, which were distinct from the services the Group provided in other periods. Therefore, as the payout processing services were performed, the variable consideration earned during the period was allocated to those services and recognized in the period control transfers.

In March 2021, the Group ceased the Waterdrop Mutual Aid operation and the corresponding management fee income ceased to be a revenue stream. As part of the transition, the Group voluntarily offered to cover participants’ eligible medical expenses during the transition period using its own cash and also voluntarily offered a one-year complementary health insurance policy for each participant with a similar coverage enjoyed under the original mutual aid plan. The additional medical expense coverage payout made by the Group and the premium cost of the one-year insurance were accounted for as a reduction of management fee revenue previously recognized for each participant to the extent of the cumulative revenue earned until March 26, 2021. Any portion in excess was recorded as an expense.

Technical Services

Technical service income mainly include revenue from providing technical services to insurance brokerage or agency companies through its customer relationship management (“CRM”) system and revenue from providing marketing services and risk management services to companies.

The Group provides technical services to selected insurance brokerage or agency companies where the Group allows other insurance brokerage or agency companies to use its CRM system without taking possession of its software. The Group has determined that the insurance brokerage or agency companies are its customers. The Group earns monthly system usage revenue for providing the access to the Group’s CRM system and the revenue is recognized overtime over the contract term. In addition, for insurance policies sold through the Group’s CRM system, the Group is also entitled to a referral revenue which is based on a percentage of the first two-year’s policy premiums. The Group recognizes the referral revenue at a point in time when the insurance policy becomes effective as the Group has no further obligation to the insurance brokerage or agency companies after the initial sale of a policy. The Group estimates the services fee that it expects to be entitled to over the first two-year of the long-term insurance policy and such estimates are ‘constrained’ in accordance with ASC 606.

The Group displays advertisement for certain companies on its various website channels and mobile apps and earns marketing service revenue mainly based on the number of articles published and the number of advertisement disclosed. The marketing service revenue is recorded at a point in time when the advertisement has been displayed.

2.	Summary of Significant Accounting Policies (continued)
(u)	Revenue recognition (continued)

Technical Services (continued)

The Group also provides risk management services to certain insurance companies whereby customers are charged based on standard unit prices and service volumes rendered during the period. Risk management service is recognized during the period when the risk management service is delivered.

Crowdfunding service fees

The Group’s crowdfunding services primarily consist of providing technical and internet support, managing and reviewing the crowdfunding campaigns and facilitating the collection and transfer of funds to the patients. Starting in April, 2022, the Group charged a crowdfunding service fee calculated as a fixed percentage of the funds raised for a single campaign and which is payable to the Group only upon the successful withdrawal of the funds by the patient. The Group determined that the transaction price represented variable consideration in its entirety and related specifically to the Group’s efforts to perform and transfer the funds to the patients. Therefore, the Group recognizes the related revenues as the funds are successfully withdrawn.

Digital clinical trial solution

The Group provides digital clinical trial solution services to customers that mainly include biopharmaceutical companies and leading biotechnology companies. The Group enters into patient recruitment contracts with customers to match qualified patients with optimal suitability for enrollment in clinical trials. The Group earns digital clinical trial solution revenue for a fixed unit price per successful match under the patient recruitment contract. The Group’s performance obligation is to provide a successful match. The Group recognizes revenues for the services at the point in time when the individual patient enrollment for the clinical trials is confirmed by the customers.

Other Revenues

Other revenues mainly include commission revenue from online sale of health products and membership fee from Waterdrop Medicine. The Group’s performance obligation under these contracts is to arrange for the provision of the specified goods or services by those third - party merchants. Revenue is recognized for the net amount of consideration the Group is entitled to retain in exchange for its services at a point in time upon successful sales. The Group recognized the membership fee ratably over the membership period.

2.	Summary of Significant Accounting Policies (continued)
(u)	Revenue recognition (continued)

Disaggregation of revenues

The following table provides further disaggregation by types and timing of revenues recognized:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating revenue
Insurance brokerage income
Short-term insurance brokerage income	2,037,677	1,628,902	1,381,855
Long-term insurance brokerage income	789,790	714,426	823,305
Subtotal	2,827,467	2,343,328	2,205,160
Technical service income	243,542	215,832	135,755
Crowdfunding service fees	—	155,803	162,683
Digital clinical trial solution income	566	59,456	100,496
Management fee income	2,745	—	—
Other revenues	131,594	27,349	26,613
Total	3,205,914	2,801,768	2,630,707

Refund liabilities

Refund liabilities are recognized for the estimated amounts of insurance brokerage service fees and technical service fees which are received but are expected to be refunded. It represents the consideration received that the Group does not expect to be entitled to earn and thus is not included in the transaction price because it will be refunded to customers. The refund liabilities are remeasured at each reporting date to reflect changes in the estimate, with a corresponding adjustment to revenue. The Group is expected to refund back to its customers if the retention rate for a certain period does not reach a predetermined percentage.

Value Added Tax

The Group is subject to Value Added Taxes (“VAT”) at the rate of 3% or 6%, depending on whether the entity is a general tax payer or small scale tax payer, and the related surcharges on revenue generated from providing services. VAT are reported as a deduction to revenue when incurred and amounted to RMB309,891, RMB257,154 and RMB187,863 for the years ended December 31, 2021, 2022 and 2023, respectively. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Value added tax recoverable represents amounts paid by the Group for purchases. The amounts were recorded as current assets considering they are expected to be deducted from future value added tax payables arising on the Group’s revenues which it expects to generate in the future.

Contract assets

The contract asset balance as of December 31, 2022 and 2023 includes immaterial adjustment to the estimate of the transaction price for performance obligation satisfied during the years ended December 31, 2021 and 2022.

2.	Summary of Significant Accounting Policies (continued)
(u)	Revenue recognition (continued)

Contract assets (continued)

Contract assets as of December 31, 2022 and 2023 are as follows:

	December 31,	December 31,
	2022	2023
	RMB	RMB
Contract assets	553,676	707,636
Less: Allowance for uncollectible accounts	—	(382)
Total	553,676	707,254

The movements in the allowance for uncollectible accounts are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	—	—
Impact of adoption of ASC 326	—	(185)
Addition	—	(197)
Balance at end of the year	—	(382)

(v)	Operating cost

Operating costs primarily consist of (i) payroll and related expenses for insurance agents, consultants and customer service personnel, (ii) transaction fees charged by third - party payment platforms related to insurance brokerage service, (iii) costs of referral and service fees, (iv) charges for the usage of the server and cloud service incurred for operational support of the platforms, and the associated expenses of facilities and equipment, such as depreciation expenses, rental and others attributed to the Group’s principal operations, (v) cost for patient recruitment consultants team and (vi) cost for the crowdfunding consultants team and cost related to the information review and investigation of medical crowdfunding campaigns as the Group started to generate crowdfunding service fees in April 2022, and (vii) cost of medical expenses and cost of one - year health insurance coverage related to the termination of the mutual aid plans.

(w)	Sales and Marketing Expenses

Sales and marketing expenses primarily consist of (i) marketing expenses for user acquisition and brand building, and (ii) payroll and related expenses for employees involved in selling and marketing functions, as well as the associated expenses of facilities and equipment, such as depreciation expenses, rental and others.

(x)	Research and Development Expenses

Research and development expenses primarily consist of (i) payroll and related expenses for employees involved in platform and new function development and significant improvement, (ii) charges for the usage of the server and cloud service incurred to support research, design and development activities by research and development personnel, as well as (iii) the associated expenses of facilities and equipment, such as depreciation expenses, rental and others. The Group has expensed all research and development expenses when incurred.

2.	Summary of Significant Accounting Policies (continued)
(y)	Taxation

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

(z)	Net (Loss)/Profit Per Share

Basic net (loss)/profit per ordinary share is computed by dividing net (loss)/profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Prior to IPO, the Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if converted basis. The Group determined that the nonvested restricted shares owned by the Founder and management team are participating securities as the holder of these nonvested restricted shares have nonforfeitable rights to receive dividends with all ordinary shares but these nonvested restricted shares do not have a contractual obligation to fund or otherwise absorb the Group’s loss. Accordingly, the Group used the two-class method, whereby undistributed net (loss)/profit for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares and nonvested restricted shares owned by the Founder are not contractually obligated to share the loss.

For the calculation of diluted net (loss)/profit per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted (loss)/profit per share when inclusion of such effect would be anti-dilutive.

(aa)	Leases

The Group leases offices in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets (“ROU”) on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to three years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise. When a lease is terminated before the expiration of the lease term, the Group derecognizes the right of use asset and corresponding lease liability, any difference is recognized as a gain or loss related to the termination of the lease.

The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheets. Payments related to those leases continue to be recognized in the consolidated statements of comprehensive loss on a straight line basis over the lease term.

2.	Summary of Significant Accounting Policies (continued)

(bb)Short-term loans

Short-term loans represent the Group’s borrowings from commercial banks for the Group’s working capital. Short-term loans includes borrowings with maturity terms shorter than one year.

(cc)Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

Prior to the second quarter of 2023, the Group operated and managed its business as a single segment. Starting from the second quarter of 2023, the Group’s CODM started to manage the business by three operating segments and assess the performance and allocate resources under the new operating segment structure. Therefore, the Group organized and reported its business in three operating segments:(1) Insurance, which mainly includes insurance brokerage service and technical service; (2) Crowdfunding, which mainly includes crowdfunding service; and (3) Others, which mainly include digital clinical trial solution and other new initiatives.

These changes align with the manner in which the Group’s CODM uses financial information to evaluate the performance of, and to allocate resources to, each of the segments.

(dd)	Significant Risk and Uncertainties

Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The cash and cash equivalents and restricted cash of the Group included aggregate amounts of RMB1,492,694, and RMB823,717, which were denominated in RMB at December 31, 2022 and 2023, respectively, representing 71.37% and 84.57% of the cash and cash equivalents and restricted cash at December 31, 2022 and 2023, respectively.

Concentration of Credit Risk

Details of the customers accounting for 10% or more of operating revenue, net are as follows:

	Year Ended December 31,
	2021		2022		2023
	RMB	%	RMB	%	RMB	%
Customer A	457,995	14.29	231,026	8.25	215,851	8.21
Customer B	367,434	11.46	320,660	11.44	112,403	4.27
Customer C	104,928	3.27	357,202	12.75	153,121	5.82
Customer D	429	0.01	83,167	2.97	199,584	7.59
	930,786	29.03	992,055	35.41	680,959	25.89

2.	Summary of Significant Accounting Policies (continued)

(dd)Significant Risk and Uncertainties (continued)

Concentration of Credit Risk (continued)

Details of the customers which accounted for 10% or more of accounts receivable and contract assets are as follows:

	As of December 31,
	2022		2023
	RMB	%	RMB	%
Customer A	78,775	6.41	93,947	6.71
Customer B	151,033	12.28	21,952	1.57
Customer C	232,259	18.89	128,749	9.19
Customer D	58,028	4.72	168,394	12.02
	520,095	42.30	413,042	29.49

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

(ee) Recent Accounting Pronouncements adopted

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief. This update adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). In November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company adopted ASU 2019-10 on January 1, 2023, using a modified retrospective transition method and did not restate the comparable periods, which resulted in a cumulative-effect adjustment to decrease the opening balance of accumulated deficit on January 1, 2023 by RMB2,265, including the allowance for credit losses for accounts receivable, contract assets, and deposits and other receivables.

(ff) Recent Accounting Pronouncements not yet adopted

In June 2022, the FASB issued ASU 2022-03, which (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security” and is not included in the equity security’s unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by the ASU). In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements.

2.	Summary of Significant Accounting Policies (continued)

(ff) Recent Accounting Pronouncements not yet adopted (continued)

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Group’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently in the process of evaluating the disclosure impact of adopting ASU 2023-07.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”), which amended existing income tax disclosure guidance, primarily requiring more detailed disclosure for income taxes paid and the effective tax rate reconciliation. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Group is currently evaluating the ASU 2023-09 to determine its impact on our income tax disclosures.